FINANCE COSTS (Tables)	12 Months Ended
Dec. 31, 2022
Finance Costs [Abstract]
Disclosure of detailed information about interest expense [Table Text Block]

	Year Ended December 31,
	2022	2021
Debt facilities(1) (Note 21)	$10,810	$10,541
Accretion of decommissioning liabilities	6,102	3,228
Lease liabilities (Note 22)	2,131	2,013
Loss on settlement of senior convertible note (2) (Note 21(a))	—	4,642
Silver sales and other	1,280	580
	$20,323	$21,004
(1) During the year ended December 31, 2022, finance costs for debt facilities include non-cash accretion expense of $8.7 million (2021 - $7.2 million).
(2) In December 2021, the Company closed an offering of $200.0 million aggregate principal amount of unsecured senior convertible notes plus an additional over-allotment option of $30 million which it used to repurchase the outstanding 2018 senior convertible notes. The repurchase generated a loss due to the difference between the cash paid to repurchase and cancel the 2018 senior convertible notes, compared to the carrying value of the notes on the date of settlement.